UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-23367

Cushing ETF Trust
(Exact name of registrant as specified in charter)

300 Crescent Court, Suite 1700
Dallas, TX 75201
(Address of principal executive offices) (Zip code)

Jerry V. Swank
300 Crescent Court, Suite 1700
Dallas, TX 75201
 (Name and address of agent for service)

214-692-6334
Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2019

Item 1. Schedules of Investments.

Cushing Energy & MLP ETF
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2019

		Fair
Common Stock - 79.8%	Shares	Value
Exploration & Production - 14.1%
United States - 14.1%
Anadarko Petroleum Corporation	1,580	$68,730
Cabot Oil & Gas Corporation	1,190	29,298
Chevron Corporation	890	106,426
Cimarex Energy Company	350	25,168
Occidental Petroleum Corporation	1,870	123,701
		353,323
General Partners - 2.0%
United States - 2.0%
EnLink Midstream, LLC	4,440	49,506

Large Cap Diversified C Corps - 14.8%
United States - 14.8%
Kinder Morgan, Inc.	5,810	111,320
ONEOK, Inc.	1,990	127,877
Williams Companies, Inc.	4,860	129,713
		368,910
Natural Gas Gatherers & Processors - 5.8%
United States - 5.8%
Hess Corporation	810	46,858
Noble Energy, Inc.	2,190	48,508
Targa Resources Corporation	1,230	49,495
		144,861
Oil & Gas Exploration & Production - 14.7%
United States - 14.7%
Apache Corporation	2,410	79,964
Conoco Phillips	680	46,138
Exxon Mobil Corporation	1,430	113,013
Helmerich & Payne, Inc.	2,390	129,538
		368,653
Oil Services - 12.2%
Netherlands Antilles - 4.6%
Schlumberger Ltd	2,630	115,878
United Kingdom - 2.3%
TechnipFMC plc	2,530	56,394
United States - 5.3%
Baker Hughes, a GE company	2,770	73,073
Halliburton Company	1,920	58,925
		304,270
Other Corporations - 1.4%
United States - 1.4%
Devon Energy Corporation	1,160	34,232

Refiners - 14.8%
United States - 14.8%
HollyFrontier Corporation	1,120	57,344
Marathon Oil Corporation	1,900	31,540
Marathon Petroleum Corporation	1,350	83,713
Phillips 66	910	87,688
Valero Energy Corporation	1,340	109,290
		369,575
Total Common Stock (Cost $1,954,834)		$1,993,330

MLP Investments and Related Companies - 19.6%	Units
Crude Oil & Refined Products - 1.9%
United States - 1.9%
Genesis Energy, L.P.	2,260	$48,703

Crude Oil & Refined Products - 2.0%
United States - 2.0%
Shell Midstream Partners, L.P.	2,770	49,528

Fuel Distribution - 4.0%
United States - 4.0%
Suburban Propane Partners, L.P.	2,250	48,847
Sunoco, L.P.	1,680	50,366
		99,213
Large Cap MLP - 1.9%
United States - 1.9%
Energy Transfer, L.P.	3,310	48,955

Natural Gas Gatherers & Processors - 6.0%
United States - 6.0%
CNX Midstream Partners, L.P.	3,160	49,012
DCP Midstream Partners, L.P.	1,560	50,279
Enable Midstream Partners, L.P.	3,370	50,112
		149,403
Natural Gas Transportation & Storage - 3.8%
United States - 3.8%
EQM Midstream Partners, L.P.	1,160	45,089
Tallgrass Energy, L.P.	2,160	48,881
		93,970
Total MLP Investments and Related Companies (Cost $485,642)		$489,772

Short-Term Investments - Investment Companies - 0.8%	Shares
United States - 0.1%
First American Government Obligations Fund - Class Z, 2.10%(1)	9,523	$9,523
First American Treasury Obligations Fund - Class Z, 2.09%(1)	9,523	9,523
Total Short-Term Investments - Investment Companies (Cost $19,046)		$19,046

Total Investments - 100.2% (Cost $2,459,523)		$2,502,148
Liabilities in Excess of Other Assets - (0.2)%		(3,638)
Net Assets Applicable to Common Stockholders - 100.0%		$2,498,510

(1) Rate reported is the current yield as of February 28, 2019.

Cushing Supply Chain & MLP ETF
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2019

		Fair
Common Stock - 79.8%	Shares	Value
Chemicals - 23.0%
United States - 23.0%
Air Products and Chemicals, Inc.	290	$52,542
Albamerle Corporation	350	31,951
Avery Dennison Corporation	370	39,975
CF Industries Holdings, Inc.	1,310	55,282
Celanese Corporation	410	41,939
DowDuPont Inc.	999	52,698
Eastman Chemical Company	710	58,710
FMC Corp	410	36,695
International Flavors & Fragrances, Inc.	360	45,900
PPG Industries, Inc.	310	34,711
Linde plc	230	39,845
LyondellBasell Industries N.V.	1,030	88,086
		578,334
Containers & Packaging - 10.4%
United States - 10.4%
International Paper Company	1,770	81,101
Packaging Corporation of America	650	62,134
Sealed Air Corporation	690	30,098
WestRock Company	2,330	87,095
		260,428
Exploration & Production - 6.6%
United States - 6.6%
Anadarko Petroleum Corporation	890	38,715
Chevron Corporation	490	58,594
Occidental Petroleum Corporation	1,030	68,135
		165,444
General Partners - 2.0%
United States - 2.0%
EnLink Midstream, LLC	4,470	49,840

Large Cap Diversified C Corps - 8.1%
United States - 8.1%
Kinder Morgan, Inc.	3,210	61,504
ONEOK, Inc.	1,100	70,686
Williams Companies, Inc.	2,680	71,529
		203,719
Metals - 4.5%
United States - 4.5%
Freeport-McMoRan, Inc.	2,300	29,670
Newmon Goldcorp Corporation	890	30,367
Nucor Corporation	870	52,696
		112,733
Natural Gas Gatherers & Processors - 3.0%
United States - 3.0%
Noble Energy, Inc.	1,210	26,801
Targa Resources Corporation	1,240	49,898
		76,699

Oil & Gas Exploration & Production - 8.1%
United States - 8.1%
Apache Corporation	1,330	44,129
Conoco Phillips	380	25,783
Exxon Mobil Corporation	790	62,434
Helmerich & Payne, Inc.	1,320	71,544
		203,890
Oil Services - 6.7%
Netherlands Antilles - 2.6%
Schlumberger Ltd	1,460	64,328
United Kingdom - 1.2%
TechnipFMC plc	1,400	31,206
United States - 2.9%
Baker Hughes, a GE company	1,520	40,098
Halliburton Company	1,060	32,531
		168,163
Refiners - 7.4%
United States - 7.4%
HollyFrontier Corporation	620	31,744
Marathon Oil Corporation
Marathon Petroleum Corporation	750	46,507
Phillips 66	500	48,180
Valero Energy Corporation	740	60,354
		186,785
Total Common Stock (Cost $1,974,925)		$2,006,035

MLP Investments and Related Companies - 19.7%	Units
Crude Oil & Refined Products - 1.9%
United States - 1.9%
Genesis Energy, L.P.	2,270	$48,918

Crude Oil & Refined Products - 2.0%
United States - 2.0%
Shell Midstream Partners, L.P.	2,800	50,064

Fuel Distribution - 4.0%
United States - 4.0%
Suburban Propane Partners, L.P.	2,270	49,282
Sunoco, L.P.	1,700	50,966
		100,248
Large Cap MLP - 2.0%
United States - 2.0%
Energy Transfer, L.P.	3,340	49,399

Natural Gas Gatherers & Processors - 6.0%
United States - 6.0%
CNX Midstream Partners, L.P.	3,190	49,477
DCP Midstream Partners, L.P.	1,570	50,601
Enable Midstream Partners, L.P.	3,390	50,409
		150,487
Natural Gas Transportation & Storage - 3.8%
United States - 3.8%
EQM Midstream Partners, L.P.	1,180	45,866
Tallgrass Energy, L.P.	2,190	49,560
		95,426
Total MLP Investments and Related Companies (Cost $489,424)		$494,542

Short-Term Investments - Investment Companies - 0.8%	Shares
United States - 0.8%
First American Government Obligations Fund - Class Z, 2.10%(1)	9,760	$9,760
First American Treasury Obligations Fund - Class Z, 2.09%(1)	9,760	9,760
Total Short-Term Investments - Investment Companies (Cost $19,520)		$19,520

Total Investments - 100.3% (Cost $2,483,869)		$2,520,097
Liabilities in Excess of Other Assets - (0.3)%		(6,211)
Net Assets Applicable to Common Stockholders - 100.0%		$2,513,886

(1) Rate reported is the current yield as of February 28, 2019.

Cushing Transportation & MLP ETF
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2019

		Fair
Common Stock - 79.9%	Shares	Value
Airlines - 18.9%
United States - 18.9%
Alaska Air Group, Inc.	2,410	$148,697
American Airlines Group, Inc.	2,470	88,006
Delta Air Lines, Inc.	2,940	145,765
Southwest Airlines Co.	1,620	90,785
		473,253
Courier Services - 10.6%
United States - 10.6%
FedEx Corp.	630	114,030
United Parcel Service, Inc.	1,360	149,872
		263,902
General Partners - 2.0%
United States - 2.0%
EnLink Midstream, LLC	4,440	49,506

Logistics Services - 17.6%
United States - 17.6%
C.H. Robinson Worldwide, Inc.	1,660	150,031
Expeditors International of Washington, Inc.	1,250	93,687
Landstar Systems, Inc.	420	45,646
Ryder Systems, Inc.	2,400	149,184
		438,548
Marine Shipping - 5.8%
United States - 5.8%
Matson, Inc.	3,990	144,079

Natural Gas Gatherers & Processors - 2.0%
United States - 2.0%
Targa Resources Corporation	1,230	49,495

Rail Freight - 20.1%
United States - 20.1%
CSX Corporation	1,430	103,918
Kansas City Southern	930	101,035
Norfolk Southern Corporation	820	147,026
Union Pacific Corporation	890	149,253
		501,232
Trucking - 2.9%
United States - 2.9%
J.B. Hunt Transport Services, Inc.	670	72,139

Total Common Stock (Cost $1,970,935)		$1,992,154

MLP Investments and Related Companies - 19.4%	Units
Crude Oil & Refined Products - 1.9%
United States - 1.9%
Genesis Energy, L.P.	2,240	$48,272

Crude Oil & Refined Products - 2.0%
United States - 2.0%
Shell Midstream Partners, L.P.	2,760	49,349

Fuel Distribution - 4.0%
United States - 4.0%
Suburban Propane Partners, L.P.	2,240	48,630
Sunoco, L.P.	1,660	49,767
		98,397
Large Cap MLP - 1.9%
United States - 1.9%
Energy Transfer, L.P.	3,270	48,363

Natural Gas Gatherers & Processors - 5.9%
United States - 5.9%
CNX Midstream Partners, L.P.	3,110	48,236
DCP Midstream Partners, L.P.	1,540	49,634
Enable Midstream Partners, L.P.	3,330	49,517
		147,387
Natural Gas Transportation & Storage - 3.7%
United States - 3.7%
EQM Midstream Partners, L.P.	1,150	44,701
Tallgrass Energy, L.P.	2,150	48,655
		93,356
Total MLP Investments and Related Companies (Cost $479,771)		$485,124

Short-Term Investments - Investment Companies - 0.7%	Shares
United States - 0.7%
First American Government Obligations Fund - Class Z, 2.10%(1)	8,578	$8,578
First American Treasury Obligations Fund - Class Z, 2.09%(1)	8,577	8,577
Total Short-Term Investments - Investment Companies (Cost $17,155)		$17,155

Total Investments - 100.0% (Cost $2,467,861)		$2,494,433
Other Assets in Excess of Liabilities - 0.0%		565
Net Assets Applicable to Common Stockholders - 100.0%		$2,494,998

(1) Rate reported is the current yield as of February 28, 2019.

Cushing Utility & MLP ETF
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2019

		Fair
Common Stock - 80.2%	Shares	Value
Integrated Utilities - 59.2%
United States - 59.2%
The AES Corporation	3,850	$66,336
Alliant Energy Corporation	1,460	66,970
Ameren Corporation	800	56,992
American Electric Power Co., Inc.	870	70,601
CMS Energy Corporation	1,140	62,016
Dominion Energy, Inc.	1,400	103,726
DTE Energy	540	66,723
Duke Energy Corporation	990	88,763
Edison International	1,370	82,049
Entergy Corporation	920	85,864
Evergy, Inc.	1,220	68,210
Exelon Corporation	1,310	63,653
FirstEnergy Corp	1,990	81,093
NextEra Energy, Inc.	300	56,316
Pinnacle West Capital Corporation	730	68,430
The PPL Corporation	3,560	114,525
The Public Service Enterprise Group, Inc.	1,230	72,336
The Southern Company	2,070	102,858
WEC Energy Group, Inc.	880	67,126
Xcel Energy, Inc.	1,090	59,797
		1,504,384
General Partners - 2.0%
United States - 2.0%
EnLink Midstream, LLC	4,450	49,618

Natural Gas Gatherers & Processors - 1.9%
United States - 1.9%
Targa Resources Corporation	1,230	49,495

Utility Networks - 17.1%
United States - 17.1%
American Water Works Company, Inc.	380	38,615
Atmos Energy Corporation	460	45,471
CenterPoint Energy, Inc.	2,500	75,350
Consolidated Edison, Inc.	970	79,977
Eversource Energy	920	64,225
NiSource Inc.	2,360	63,673
Sempra Energy	550	66,242
		433,553
Total Common Stock (Cost $1,982,232)		$2,037,050

MLP Investments and Related Companies - 19.2%	Units
Crude Oil & Refined Products - 1.9%
United States - 1.9%
Genesis Energy, L.P.	2,280	$49,134

Crude Oil & Refined Products - 2.0%
United States - 2.0%
Shell Midstream Partners, L.P.	2,760	49,349

Fuel Distribution - 3.9%
United States - 3.9%
Suburban Propane Partners, L.P.	2,250	48,848
Sunoco, L.P.	1,680	50,366
		99,214
Large Cap MLP - 1.9%
United States - 1.9%
Energy Transfer, L.P.	3,300	48,807

Natural Gas Gatherers & Processors - 5.8%
United States - 5.8%
CNX Midstream Partners, L.P.	3,140	48,701
DCP Midstream Partners, L.P.	1,550	49,956
Enable Midstream Partners, L.P.	3,350	49,815
		148,472
Natural Gas Transportation & Storage - 3.7%
United States - 3.7%
EQM Midstream Partners, L.P.	1,150	44,701
Tallgrass Energy, L.P.	2,160	48,881
		93,582
Total MLP Investments and Related Companies (Cost $480,395)		$488,558

Short-Term Investments - Investment Companies - 0.7%	Shares
United States - 0.7%
First American Government Obligations Fund - Class Z, 2.10%(1)	9,093	$9,093
First American Treasury Obligations Fund - Class Z, 2.09%(1)	9,092	9,092
Total Short-Term Investments - Investment Companies (Cost $18,185)		$18,185

Total Investments - 100.1% (Cost $2,480,812)		$2,543,793
Liabilities in Excess of Other Assets - (0.1)%		(2,394)
Net Assets Applicable to Common Stockholders - 100.0%		$2,541,399

(1) Rate reported is the current yield as of February 28, 2019.

Item 2. Controls and Procedures.
(a)
The Fund’s President and Treasurer have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Fund’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Fund as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          Cushing ETF Trust

By (Signature and Title)        /s/ Jerry V. Swank
Jerry V. Swank, President & Chief Executive Officer

Date          April 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

By (Signature and Title)        /s/ Jerry V. Swank
Jerry V. Swank, President & Chief Executive Officer

Date          April 29, 2019

By (Signature and Title)        /s/ John H. Alban
John H. Alban, Treasurer & Chief Financial Officer

Date          April 29, 2019